Revenue and other income (Details)	12 Months Ended
	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Revenue Text Block Abstract
Other income	$ 257,500		$ 356,209
Government assistance packages (in Dollars)		$ 161,600
Group recognized description	For the year ended 30 June 2022, the group has recognized $306,595 (2021: $74,821) R&D grant from the Henry M Jackson Foundation (“HJF”) and $369,045 (2021: Nil) R&D grant from Medical Technology Enterprise Consortium (“MTEC”).
Finished goods impairment			328,833
Impairment of inventories			$ 430,932